Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not currently grant awards of stock options, stock appreciation rights, or similar option-like awards as part of our compensation program. We do not time the disclosure of material non-public information, or the granting of equity awards, for the purpose of impacting the value of executive compensation.

Award Timing Method	We do not currently grant awards of stock options, stock appreciation rights, or similar option-like awards as part of our compensation program.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time the disclosure of material non-public information, or the granting of equity awards, for the purpose of impacting the value of executive compensation
MNPI Disclosure Timed for Compensation Value	false